Retirement Benefit Plans	12 Months Ended
Jan. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Retirement Benefit Plans

12.    Retirement Benefit Plans

Defined Contribution Plans.    In certain countries, the Company sponsors defined contribution plans for all eligible employees. The assets of the plans are held separately from those of the Company. The Company is required to contribute a specified percentage of payroll costs to the plan to fund the benefits, as specified in the respective plan documents. The only obligation of the Company with respect to these plans is to make the required contributions. For the fiscal years ended January 31, 2013, 2012 and 2011, the Company’s contributions to these plans were $10,853, $6,672 and $10,699, respectively.

Defined Benefit Plans.    The Company sponsors defined benefit plans for eligible employees in certain countries. Under these plans, employees are generally entitled to retirement benefits based on years of service and the employee’s final average salary on attainment of qualifying retirement age. The Company uses a January 31 measurement date for its defined benefit plans.

The following table summarizes the changes in benefit obligations and fair value of plan assets, funded status and amounts recognized in the accompanying consolidated balance sheets primarily in other non-current liabilities:

	Fiscal years ended January 31,
	2013	2012
Change in benefit obligations:
Benefit obligations at beginning of year	$34,942	$35,190
Service cost	1,267	1,549
Interest cost	2,089	2,026
Plan participants’ contributions	363	337
Actuarial loss	9,118	54
Benefits paid	(1,474)	(2,696)
Curtailment/termination	(320)	(392)
Foreign currency translation	(897)	(1,126)

Benefit obligations at beginning of year	$45,088	$34,942

Change in plan assets:
Fair value of plan assets at beginning of year	$24,953	$25,129
Actual return on plan assets	6,156	1,325
Employer contributions	1,622	2,263
Plan participants’ contributions	363	337
Realized gain/(loss) on assets	455	(308)
Benefits paid	(1,396)	(2,618)
Curtailment/termination	(255)	(345)
Foreign currency translation	(899)	(830)

Fair value of plan assets at end of year	$30,999	$24,953

Funded status	$(14,089)	$(9,989)

The accumulated benefit obligation for all defined benefit plans was $40,170 and $31,834 at January 31, 2013 and 2012, respectively. The following table represents information for defined benefit plans with an accumulated benefit obligation in excess of plan assets at January 31:

	2013	2012
Projected benefit obligation	$37,932	$27,921
Accumulated benefit obligation	34,179	25,596
Fair value of plan assets	22,980	15,676

Weighted-average assumptions used to determine benefit obligations were as follows at January 31:

	2013	2012
Discount rate	5%	6%
Rate of increase in future compensation levels	3%	3%

Amounts recognized in consolidated accumulated other comprehensive loss was as follows at January 31:

	2013	2012
Accumulated other comprehensive loss:
Unrecognized net actuarial loss	$6,903	$5,002
Unrecognized net transition obligation	32	14
Unrecognized prior service costs	94	103

Net amount recognized in accumulated other comprehensive loss	$7,029	$5,119

The remaining balance within consolidated accumulated other comprehensive loss of $85,319 and $50,864 at January 31, 2013 and 2012, respectively, are attributable to foreign currency translation adjustments. The changes in consolidated accumulated other comprehensive loss for defined benefit plans at the beginning and end of the year are as follows:

	Gross	Net of Tax Effect
Amounts recognized at February 1, 2012	$6,896	$5,119
Net actuarial loss	2,815	2,073
Amortization of net transition obligation	25	17
Amortization of prior service cost	(17)	(13)
Foreign currency translation	(314)	(167)

Amount recognized at the January 31, 2013	$9,405	$7,029

The Company estimates that $244 will be amortized from consolidated accumulated other comprehensive loss into net periodic benefit cost during the year ending January 31, 2014 resulting from changes in plan experience and actuarial assumptions.

The components of net periodic benefit cost were as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Service cost	$1,267	$1,549	$3,477
Interest cost	2,089	2,026	1,866
Expected return on assets	(1,281)	(1,406)	(1,265)
Amortization of net actuarial loss	951	142	215
Amortization of net transition obligation	4	2	2
Amortization of prior service cost	17	18	17

Net periodic benefit cost before curtailment/termination costs	3,047	2,331	4,312
Curtailment/termination costs	(72)	1	—

Net periodic benefit cost	$2,975	$2,332	$4,312

Weighted-average assumptions used to determine net periodic benefit cost at January 31:

	2013	2012	2011
Discount rate	6%	6%	7%
Rate of increase in future compensation levels	3%	3%	3%
Expected long-term rate of return on assets	6%	7%	7%

The expected long-term rate of return on assets assumption is based on an estimated weighted-average of the expected long-term returns of major asset categories. In determining the expected asset category returns, the Company takes into account long-term returns of comparable assets, historical performance of plan assets and related value-added active asset management, as well as the current interest rate environment.

The Company’s overall investment strategy is to ensure the future benefit payments to participants by maximizing investment returns while managing market risk by adhering to specific risk management policies. Its risk management policies permit investments in mutual funds, government securities and guaranteed insurance contracts, while prohibiting direct investments in debt and equity securities and derivative financial instruments. The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international fixed income securities and domestic and international equity securities. The investments overall are readily marketable and can be sold to fund benefit payment obligations as they become payable. For participants that are covered by guaranteed insurance contracts, future benefit payments are guaranteed as long as the insurance contracts remain in force. Target allocation percentages differ by each individual plan, however, are relatively consistent with the actual allocation percentages shown in the table below.

The following table presents information about the Company’s plan assets measured at fair value on a recurring basis at January 31, 2013 and 2012 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

		Fair Value Measurement at Reporting Date Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Asset allocation percentages
Balance at January 31, 2013
Assets categories:
Cash and cash equivalents	$3,937	$3,937	$—	$—	13%
Equity securities(a)	2,011	2,011	—	—	6
Fixed income securities:
Guaranteed insurance contracts(b)	12,799	—	—	12,799	41
Corporate bonds(c)	904	—	904	—	3
Government securities(d)	1,159	1,136	23	—	4
Mutual funds:
Equity securities(e)	4,725	—	4,725	—	15
Fixed income securities:
Money market fund	1,240	—	1,240	—	4
Corporate(f)	2,553	—	2,553	—	8
Government(g)	774	—	774	—	3
Mixed securities(h)	49	—	49	—	—
Hedge funds(i)	848	—	—	848	3

Total	$30,999	$7,084	$10,268	$13,647	100%

Balance at January 31, 2012
Assets categories:
Cash and cash equivalents	$3,547	$3,547	$—	$—	14%
Equity securities(a)	1,326	1,326	—	—	5
Fixed income securities:
Guaranteed insurance contracts(b)	6,493	—	6,493	—	26
Corporate bonds(c)	608	—	608	—	2
Government securities(d)	2,407	2,384	23	—	10
Mutual funds:
Equity securities(e)	4,782	—	4,782	—	19
Fixed income securities:
Money market fund	1,182	—	1,182	—	5
Corporate(f)	1,831	—	1,831	—	7
Government(g)	1,620	—	1,620	—	7
Mixed securities(h)	39	—	39	—	—
Hedge funds(i)	1,118	—	—	1,118	5

Total	$24,953	$7,257	$16,578	$1,118	100%

(a)	This category comprises of investments in domestic and international equity securities.

(b)	This category comprises of investments in guaranteed insurance contracts (GIC), whereby the interest rate, as well as the surrender value, is guaranteed.

(c)	This category comprises of investments in domestic and international bond securities.

(d)	This category comprises of investments in non-U.S. government treasury securities and bonds.

(e)	This category comprises of investments in mutual funds whose underlying investments are in domestic and international equity securities.

(f)	This category comprises of investments in mutual funds whose underlying investments are in domestic and international fixed income securities, such as corporate bonds.

(g)	This category comprises of investments in mutual funds whose underlying investments are in non-U.S. government treasury securities and bonds.

(h)	This category comprises of investments in mutual funds whose underlying investments are in both domestic and international equity and fixed income securities.

(i)	This category comprises of investments in mutual funds whose underlying investments are in South African hedge funds, which invests in a wide range of investment strategies and underlying managers.

For plan assets classified as Level 1, the fair value is determined by either the price of the most recent trade at the time of the market close or the official close price, as quoted by the exchange on which the security is most actively traded on the measurement date.

For plan assets classified as Level 2, the fair value is calculated using the net asset value (NAV) per unit, as determined by the market prices of the respective fund’s underlying investments, and can be redeemed at the NAV per unit (or its equivalent) at the measurement date.

For plan assets classified as Level 3, the fair value is based on significant unobservable inputs, including assumptions where there is little, if any, market activity for the investment. The fair value of the hedge funds are determined from valuations of the underlying investments provided by portfolio / fund managers on a monthly or quarterly basis. These valuations are reviewed for reasonableness based on applicable sector, benchmark and Company performance. Where available, audited financial statements are obtained and reviewed for the investments as support for the manager’s investment valuation. The fair value of a GIC is determined as its contract value, using a guaranteed rate of return based on various factors, such as mortality and renewal assumptions, and will increase if the market performance exceeds that return.

The following table presents the changes in Level 3 category assets on a recurring basis for the fiscal years ended January 31, 2013 and 2012:

	Fair value measurements using significant unobservable inputs (Level 3)
	2013	2012
Balance at beginning of year	$1,118	$1,101
Actual return on plan assets	150	142
Purchases, sales and settlements	(280)	(35)
Transfers into Level 3	12,206
Foreign currency translation	453	(90)

Balance at end of year	$13,647	$1,118

For the year ended January 31, 2013, 2012 and 2011, the Company contributed $1,622, $2,263 and $2,981, respectively, to its defined benefit plans. The Company currently anticipates contributing $2,366 to fund its defined benefit plans during the year ending January 31, 2014.

The following table shows the estimated future benefit payments for each of the next five fiscal years ending January 31 and the five years thereafter:

2014	$1,319
2015	1,347
2016	1,562
2017	2,115
2018	2,476
2019-2023	12,400